ACQUISITION OF BUSINESSES - Industrial Operations, BRK Abiental (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 25, 2017	May 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Apr. 25, 2018
Disclosure of detailed information about business combination [line items]
Goodwill			$ 1,554,000,000	$ 1,677,000,000
BRK Ambiental
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	12.50%
BRK Ambiental | Industrial operations
Disclosure of detailed information about business combination [line items]
Remeasurement gain (loss)		$ 0
Proportion of ownership interest in subsidiary	27.00%
Consideration held in escrow			35,000,000
Consideration held in escrow, release period	5 years
Acquisition-related costs	$ 11,000,000
Goodwill					$ 3,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date			132,000,000
Profit (loss) of acquiree since acquisition date			5,000,000
Revenue of acquiree as if combination occurred at beginning of period			199,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period			$ 17,000,000
BRK Ambiental | Industrial operations | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%
BRK Ambiental - Ativos Maduros S.A. | Industrial operations
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		87.50%